Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, Period Start		$ 4,011,932	$ 589,502	$ 1,621,147
Additions charged to expense	[1]	1,968,001	3,881,397	603,289
Deductions for uncollectible receivables written off		(602,967)	(458,967)	(1,634,934)
Balance, Period End		$ 5,376,966	$ 4,011,932	$ 589,502

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.